Short Term Loan to Third Party - Schedule of Short-Term Loans to Third Party (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Schedule of Short-Term Loans to Third Party [Line Items]
Short-term loans to third party	$ 9,379,567	$ 410,000
Interest receivable from loan to third party	$ 386,261
Short Selling Capital Group Limited [Member]
Schedule of Short-Term Loans to Third Party [Line Items]
Annual Interest Rate	9.00%	9.00%
Short-term loans to third party	$ 8,993,306	$ 410,000
Short Selling Capital Group Limited [Member] | Maximum [Member]
Schedule of Short-Term Loans to Third Party [Line Items]
Maturity	Sep. 26, 2024	Sep. 26, 2024
Short Selling Capital Group Limited [Member] | Minimum [Member]
Schedule of Short-Term Loans to Third Party [Line Items]
Maturity	Sep. 25, 2025	Sep. 25, 2025